COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10.    COMMITMENTS AND CONTINGENCIES

Legal Proceedings

We are party to various legal actions arising in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position, or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.

Agreements with Operators

We lease certain of our owned and leased aircraft to Gama, a Federal Aviation Administration licensed and Department of Transportation registered air carrier to operate our aircraft. Gama was a third-party independent operator through March 2, 2020, which is the date we executed a purchase agreement to acquire their business. The total amount of fees, net of lease payments from Gama, was $25.7 million from January 1, 2020 through the acquisition date and are included in cost of revenue in the consolidated statements of operations for the six months ended June 30, 2020.

Brand Ambassador Program

From time to time, we enter into various barter arrangements with third-parties in which there is an agreement to provide a specified amount of flight time, valued in either hours or dollars, in exchange for media advertising, marketing credits or other activities that promote brand awareness. Revenue recognized as a result of nonmonetary transactions was $0.6 million and $1.2 million for the three and six months ended June 30, 2021, respectively, and $0.5 million and $1.3 million for the three and six months ended June 30, 2020, respectively, while expenses included in sales and marketing in the consolidated statement of operations as a result of the same barter arrangements were $0.5 million and $1.1 million, for the three and six months ended June 30, 2021, respectively, and $0.8 million and $1.5 million for the three and six months ended June 30, 2020, respectively. The balances for flight revenue and advertising or other marketing credits that have yet to be consumed are included in accrued expenses and prepaid expenses and other current assets on the consolidated balance sheets. As of June 30, 2021 and December 31, 2020, the accrued expenses associated with these barter transactions was $3.2 million and $3.5 million, respectively, and the prepaid expenses and other current assets was $0.

Sales and Use Tax Liability

We regularly provide services to members in various states within the continental United States, which may create sales and use tax nexus via temporary presence, potentially requiring the payment of these taxes. We determined that there is uncertainty as to what constitutes nexus in respective states for a state to levy taxes, fees, and surcharges relating to our activity. As of June 30, 2021 and December 31, 2020, respectively, we estimate the potential exposure to such tax liability to be $7.4 million and $6.6 million, the expense for which is included in accrued expenses on the consolidated balance sheets and cost of revenue in the consolidated statements of operations.

11.    COMMITMENTS AND CONTINGENCIES

Legal Proceedings

We are party to various legal actions arising in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position, or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.

Purchase Commitments

In July 2013, we entered into an aircraft purchase agreement (the “Aircraft Purchase Agreement”) with Textron Aviation Inc. (“Textron”), formerly known as Beechcraft Corporation, for a firm order of 35 King Air 350i aircraft (the “First Firm Order”). As of December 31, 2019, we had purchased all 35 King Air 350i aircraft under the First Firm Order.

In May 2015, we exercised the first option under the Aircraft Purchase Agreement for an order of 35 additional King Air 350i aircraft (the “Second Firm Order”). As of December 31, 2018, we had purchased 32 of the 35 King Air 350i aircraft under the Second Firm Order. In December 2018, Textron and Wheels Up agreed to cancel the order for the remaining three King Air 350i aircraft under the Second Firm Order.

In September 2015, we entered into an amendment to the Aircraft Purchase Agreement for an additional firm order of five King Air 350i aircraft (the “Additional Firm Order”). As of December 31, 2019, we had purchased all five King Air 350i aircraft under the Additional Firm Order.

The Aircraft Purchase Agreement contains certain exclusivity provisions in our favor that restrict and/or limit Textron’s ability to sell, lease, dispose or otherwise transfer a fleet of three or more King Air aircraft to any competing person or company. The exclusivity provisions expire in May 2021.

Agreements with Third-Party Operators

To ensure compliance with FAA and DOT regulations, we arranged to lease Gama certain of our owned and leased aircraft. Gama was a third-party independent operator through March 2, 2020, which is the date we executed a purchase agreement to acquire their business (see Note 5). The aircraft leased to Gama are operating leases. The leases are arranged on a per aircraft basis and have a term of three to five years. Gama makes fixed monthly payments of $45 thousand per leased King Air 350i aircraft, $30 thousand per leased Citation Excel/XLS aircraft and $28 thousand per leased Citation X aircraft, as well as additional rent payments on a per hour basis on all aircraft covered under the arrangement. Prior to the acquisition of Gama, we recognized the lease payments from Gama as a reduction of cost of revenue in the consolidated statements of operations. Subsequent to the acquisition, the lease payments from Gama are eliminated in consolidation.

In September 2013, we entered into a charter aircraft services agreement with Gama, specific to the operation of our owned King Air 350i aircraft purchased under the 1st Facility and the Amended 1st Facility. Each charter aircraft services agreement is hereinafter referred to as an operator agreement. In June 2014, we entered into a second operator agreement with Gama specific to the operation of our leased Citation Excel/XLS aircraft (as described below). In December 2015, we entered into a third operator agreement with Gama specific to the operation of five aircraft leased by Gama from a related party. The aircraft leased by Gama were purchased by us, using proceeds available under the 2nd Facility, thereby terminating the leases between Gama and the third-party and the related operator agreement. In April 2016, we entered into a fourth operator agreement with Gama specific to the operation of four of our owned King Air 350i aircraft financed under the Aircraft Purchase Agreement. These four aircraft were subsequently refinanced using proceeds available under the 2nd Facility and the related operator agreement was terminated. In May 2016, we entered into a fifth operator agreement with Gama, specific to the operation of our owned King Air 350i aircraft purchased under the 2nd Facility. In June 2017, we entered into a sixth operator agreement with Gama specific to the operation of our owned King Air 350i aircraft purchased under the 3rd Facility. In June 2018, we entered into a seventh operator agreement with Gama specific to the operation of our leased Citation X aircraft.

Pursuant to each operator agreement, Gama provides flight services and operates the aircraft leased to Gama by us for the exclusive benefit of Wheels Up members. We are obligated to utilize Gama for all flight operations on the aircraft covered by the operator agreements. The operator agreements have terms of no less than five years with options to extend the terms for mutually agreed upon time periods. Pursuant to the terms of each operator agreement, we are obligated to provide Gama with minimum guaranteed payments of approximately $15 thousand per aircraft, per month. The guarantee is reduced, on a per aircraft basis, by actual flight hours utilized by us at the standard contractual cost per hour.

Gama invoices us for member flights on a per flight basis. Costs were subject to annual increases starting January 1, 2015 indexed by the Consumer Price Index for All Urban Consumers and applicable taxes. The total amount of fees, net of lease payments from Gama, was $25.7 million, $160.1 million and $163.7 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in cost of revenue in the consolidated statements of operations.

8760 Membership Program

In December 2015, we entered into an agreement with a vendor for charter brokerage services, whereby the parties agreed to equally share the revenue and expenses related to selling memberships in a membership program called 8760 (the “8760 Program”). In April 2018, we agreed to terminate the 8760 Program. Our portion of the 8760 Program losses were $1.1 million for the year ended December 31, 2018. We incurred a $0.5 million loss related to the termination, which is included in cost of revenue in the consolidated statement of operations for the year ended December 31, 2019.

Brand Ambassador Program

We enter into various agreements with third-parties in which Wheels Up agrees to provide a specified amount of flight time to certain individuals and in exchange the individuals serve as brand ambassadors for Wheels Up. The ambassador program focuses on athletes and celebrities who are members that receive discounted hourly rates, bonus hours or flight credits for activities designed to promote our brand, which may include wearing a Wheels Up logo, photo and video shoots for commercial and promotional usage, social media posts or hosting and or making appearances at Wheels Up events. As of December 31, 2020 and 2019, respectively, we determined certain commitments to brand ambassadors were not probable of payment and therefore have not recorded an accrual as of each such date. We estimate the aggregate potential future liability under these arrangements is approximately $0.8 million and $0.6 million as of December 31, 2020 and 2019, respectively.

Sales and Use Tax Liability

We regularly provide services to members in various states within the continental United States, which may create sales and use tax nexus via temporary presence, potentially requiring the payment of these taxes. We determined that there is uncertainty as to what constitutes nexus in respective states for a state to levy taxes, fees, and surcharges relating to our activity. For the years ended December 31, 2020, 2019 and 2018, respectively, we estimate the potential exposure to such tax liability to be $6.6 million, $6.0 million, and $4.5 million, the expense for which is included in accrued expenses on the consolidated balance sheets and cost of revenue in the consolidated statements of operations.